Earnings/(losses) per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2017
Earnings/(losses) per share ("EPS")
Schedule of earnings/(losses) per share

	For the year ended December 31,
	2015	2016	2017
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	10,829	(21,486)	15,506
Less: Dividends on Preference Shares	(7,379)	(10,063)	(10,064)

Profit/(loss) for the year available to owners of the Group	3,450	(31,549)	5,442
Weighted average number of shares outstanding, basic	80,496,314	80,534,702	80,622,788

Basic earnings/(loss) per share	0.04	(0.39)	0.07

Diluted earnings/(loss) per share
Profit/(loss) for the year available to owners of the Group used in the calculation of diluted EPS	3,450	(31,549)	5,442
Weighted average number of shares outstanding, basic	80,496,314	80,534,702	80,622,788
Dilutive potential ordinary shares	114,106	—	643,342

Weighted average number of shares used in the calculation of diluted EPS	80,610,420	80,534,702	81,266,130

Diluted earnings/(loss) per share	0.04	(0.39)	0.07